Leases	12 Months Ended
Mar. 31, 2022
Tyme Technologies, Inc. and Subsidiaries [Member]
Leases [Line Items]
Leases
Note 10. Leases.
The Company has a lease for office space in New Jersey, which expires in February 2023.
Total Company rent expense, including short term rentals, was approximately $62,000 and $165,000 for the years ended March 31, 2022 and 2021, respectively.
Operating lease ROU assets and liabilities on the consolidated balance sheet represents the present value of the remaining lease payments over the remaining lease terms. ROU assets also include any initial direct costs incurred and any lease payments made at or before the lease commencement date, less lease incentives received.

Payments for additional monthly fees to cover the Company’s share of certain facility expenses are not included in operating lease ROU assets and liabilities. The Company used its estimated incremental borrowing rate of 11.0% to calculate the present value of its lease payments, as the implicit rate in the lease was not readily determinable.
As of March 31, 2022, the future minimum lease payments under non-cancellable
operating lease agreements for which the Company has recognized operating lease ROU assets and lease liabilities were as follows:

March 31, 2022
Fiscal year 2023	$39,240

Total remaining lease payments	39,240
Less: present value adjustment	(1,908)

Total operating lease liabilities	37,332
Less: current portion	37,332

Operating lease liabilities, net of current portion	$—